Fair Value Measurements (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Assets held trust account	$ 115,000,482	$ 115,020,078
Cash [Member]
Fair Value Measurements (Details) [Line Items]
Assets held trust account		743
U.S. Treasury Bills [Member]
Fair Value Measurements (Details) [Line Items]
Assets held trust account		$ 115,019,335
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Number of warrants outstanding		3,833,333
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Number of warrants outstanding		2,533,333